THE ALLIANCEBERNSTEIN GROWTH FUNDS
                                        -AllianceBernstein Large Cap Growth Fund

--------------------------------------------------------------------------------
Supplement dated January 19, 2010 to the Summary Prospectus ("Summary Prospectus 1") and Prospectus ("Prospectus 1") dated November 2, 2009 of AllianceBernstein Large Cap Growth Fund (the "Fund") offering Class A, Class B, Class C and Advisor Class shares and the Summary Prospectus ("Summary Prospectus 2") and Prospectus ("Prospectus 2") dated November 2, 2009 of the Fund offering Class A, Class R, Class K and Class I shares (Summary Prospectus 1 together with Prospectus 1, Summary Prospectus 2, and Prospectus 2 are hereinafter referred to as the "Prospectuses").

                                    * * * * *

The following information replaces certain information in the Prospectuses under the heading "AllianceBernstein Large Cap Growth Fund - Fees and Expenses of the Fund."

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

                                                                Class A
                                                                -------

Management Fees                                                 .75%
Distribution and/or Service (12b-1) Fees                        .30%
Other Expenses:
   Transfer Agent                                               .41%
   Other Expenses                                               .07%
                                                               --------
Total Other Expenses                                            .48%
                                                               --------
Total Fund Operating Expenses Before Waiver                    1.53%
                                                               ========
Fee Waiver and/or Expense Reimbursement (a)                    (.28)%
                                                               --------
Total Fund Operating Expenses                                  1.25%(b)
                                                               ========

(a) The fee waiver and/or expense reimbursement agreement will remain in effect until November 1, 2010 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Fund prior to the end of the Fund's fiscal year.

(b) The Total Fund Operating Expenses for the fiscal year ending 7/31/10 will be greater than 1.25% because the fee waiver and/or expense reimbursement agreement was effective for only a portion of the 2010 fiscal year.

                                    * * * * *

The following information replaces certain information in the Prospectuses under the heading "AllianceBernstein Large Cap Growth Fund - Fees and Expenses of the Fund."

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

                                                    Summary           Summary
                                                 Prospectus 1      Prospectus 2
                                                      and              and
                                                 Prospectus 1      Prospectus 2
                                                 ------------      ------------

                                                    Class A          Class A
                                                    -------          -------

After 1 Year                                          $547              $127*
After 3 Years                                         $862              $397
After 5 Years                                       $1,198              $686
After 10 Years                                      $2,148            $1,511

----------
* Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

                                     * * * *

The following information replaces the second sentence of the first paragraph under the heading "General Information" in Prospectus 1 and Prospectus 2.

All Funds, except for Large Cap Growth, reserve the right to close an account that has remained below $500 for 90 days. Large Cap Growth reserves the right to close an account that has remained below $1,000 for 90 days.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectuses for the Fund. You should retain this Supplement with your Prospectuses for future reference.

----------
AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.